Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments carried at fair value	$ 1,294,147	$ 814,530
Noncontrolling interest in partnerships and joint ventures	83,770	29,588
Other	1,994	4,773
Total other long-term investments	121,968	135,778
Less: current portion	0	(1,407)
Other long-term investments	121,968	134,371
Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Development loans receivable from equity-method investees (e)	36,204	101,417
Atlantica
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments carried at fair value	1,178,581	814,530
AYES Canada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments carried at fair value	88,494	0
San Antonio Water System
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments carried at fair value	$ 27,072	$ 0